Impairment Losses on Financial Assets, Net	12 Months Ended
Dec. 31, 2020
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Impairment Losses on Financial Assets, Net
10	IMPAIRMENT LOSSES ON FINANCIAL ASSETS, NET

	2020 RMB million	2019 RMB million	2018 RMB million
Impairment losses on trade receivable, net (Note 27)	15	(6)	(21)
Impairment losses on other receivables (Note 29)	17	22	48

	32	16	27